FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Investments with Continuous Unrealized Losses) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 100,681
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(798)
Investments with continuous unrealized losses losses for 12 months or greater, Fair value
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses
Total Investments with continuous unrealized losses, Fair value	100,681
Total Investments with continuous unrealized losses, Unrealized losses	(798)
Corporate Debentures [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	89,133
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(683)
Investments with continuous unrealized losses losses for 12 months or greater, Fair value
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses
Total Investments with continuous unrealized losses, Fair value	89,133
Total Investments with continuous unrealized losses, Unrealized losses	(683)
Non- U.S government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	2,711
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(19)
Investments with continuous unrealized losses losses for 12 months or greater, Fair value
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses
Total Investments with continuous unrealized losses, Fair value	2,711
Total Investments with continuous unrealized losses, Unrealized losses	(19)
Municipal bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	8,837
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(96)
Investments with continuous unrealized losses losses for 12 months or greater, Fair value
Investments with continuous unrealized losses losses for 12 months or greater, Unrealized losses
Total Investments with continuous unrealized losses, Fair value	8,837
Total Investments with continuous unrealized losses, Unrealized losses	$ (96)